Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following table presents total compensation for our NEOs and certain
financial performance measures for the last three completed fiscal years, which includes compensation information reported in the Summary Compensation Table to Compensation Actually Paid (CAP) in relation to Company performance. Compensation values in the Pay Versus Performance table are presented for the CEO alone and the average of other NEOs.
Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO ($)(1)(4)	Compensation Actually Paid to PEO ($)(3)(4)	Average Summary Compensation Table Totals for Non-PEO NEOs ($)(2)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(3)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($)	Consolidated Adjusted EBITDA ($)(7)
					Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2022	7,040,833	6,797,345	2,487,914	2,378,416	115.51	188.53	72,500,000	762,100,000

2021	8,540,078	15,312,180	3,023,159	4,425,602	110.50	127.84	(37,400,000)	600,100,000

2020	6,966,286	1,380,580	2,792,688	830,408	69.70	84.00	(15,300,000)	580,300,000

(1)	Mr. Phillips was the CEO for 2020, 2021 and 2022 and is designated as the principal executive officer (“PEO”).

(2)
Messrs. Halpin, Moore, Dougherty, Lambert were NEOs for 2020, 2021 and 2022. Mr. Black was appointed to NEO status in August 2022. He does not factor into the Summary Compensation Table (SCT) for years 2020 and 2021, but equity compensation values from 2020, 2021 and 2022 were included in the average CAP for
Non-PEO
NEOs.

(3)
CAP values for 2022 is calculated based on the aggregate value of: (a) Salary earnings; (b) Unit Awards granted in 2022 and their fair market values on December 31, 2022 (performance award grants with market conditions are valued using a Monte Carlo simulation estimate); (c)
Non-Equity
Incentive Plan compensation earned in 2022 and paid in 2023; (d) All other Compensation consisting of benefits and perquisites shown in the SCT. CAP values for 2020 and 2021 used the same calculation methodology with an additional step for Unit Awards granted prior to 2022. For these grants, compensation was calculated considering actual vested values and any incremental value changes between the previous reporting year end between vesting or unvested units. CAP values illustrated in the table for the CEO and other NEOs is, therefore, combination of realized and estimated compensation not yet earned.

(4)
The tables below illustrate adjustments made to the SCT to arrive at the CAP values in the above table for both the CEO and other NEOs. Adjustments made to these values are confined to year-end
differences between equity awards versus the grant date values of such awards reported in the SCT. No adjustments are made for dividend equivalent rights (DER) units or cash distributions on unvested units since these are considered a return of capital and captured in the fair value of awards. No Equity awards failed to meet vesting conditions during any of the reported years in the table.

PEO — Pay Versus Performance Reconciled to Summary Compensation Table (SCT)
Year	SCT Total ($)	Equity Award Deductions from SCT Total ($)	Equity Award Adjustments at Year End* ($)	CAP Total ($)

2022	7,040,833	(5,287,994)	5,044,506	6,797,345

2021	8,540,078	(5,581,674)	12,353,776	15,312,180

2020	6,966,286	(4,783,070)	(802,636)	1,380,580

PEO — * Equity award adjustment reconciliation
Year	Year-end Fair Value of Unvested Awards Granted During Year ($)	Year-over-year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year-over-year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)

2022	4,839,185	22,883	182,438	5,044,506

2021	7,314,943	4,985,057	53,776	12,353,776

2020	3,048,755	(3,510,348)	(341,043)	(802,636)

Non-PEO NEOs — Pay Versus Performance Reconciled to Summary Compensation Table (SCT)
Year	SCT Total ($)	Equity Award Deductions from SCT Total ($)	Equity Award Adjustments at Year End* ($)	CAP Total ($)

2022	2,487,914	(1,582,524)	1,473,026	2,378,416

2021	3,023,159	(1,710,545)	3,112,988	4,425,602

2020	2,792,688	(1,791,227)	(171,053)	830,408

Non- PEO NEOs — * Equity Award Adjustment Reconciliation
Year	Year-end Fair Value of Unvested Awards Granted During Year ($)	Year-over-year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year-over-year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)

2022	1,456,571	(39,817)	56,272	1,473,026

2021	1,966,886	1,119,861	26,241	3,112,988

2020	1,060,546	(1,168,873)	(62,726)	(171,053)

(5)
TSR is calculated on the value of an initial, fixed investment on January 1, 2020 of $100 in our common units at the end of each reporting year in the table, after considering distributions received by holders of our common units during each reporting year.

(6)
Peer Group TSR is calculated on the value of an initial, fixed investment on January 1, 2020 of $100 in the common units of a group of our peer companies during 2020, 2021 and 2022 weighted based on their relative market capitalization during that period. TSR is calculated on a cumulative basis at the end of each reporting year in the table, after considering distributions received by holders of their common units during each reporting year. Our peers for the 2020 year consisted of WMB, NGL, DCP, ENBL, ENLC, ETRN, GEL, MMP, MPLX, NS, SMLP, SRLP, TRGP and WES. Our peers for the 2021 year consisted of TRGP, DCP, ENLC, MPLX, SRLP, ENBL, MMP, GEL, WMB, WES, NS, ETRN and SMLP. Our peers for the 2022 year consisted of TRGP, DCP, ENLC, MPLX, AM, MMP, GEL, WMB, WES, NS, ETRN, NGL and SMLP.

(7)
Consolidated Adjusted EBITDA is defined as income before income taxes, plus debt-related costs (interest and debt expense, net and gain (loss) on modification/extinguishment of debt) and depreciation, amortization and accretion expense (“EBITDA”), after considering the adjusted earnings impact of our unconsolidated affiliates by adjusting equity earnings or losses from our unconsolidated affiliates to reflect our proportionate share (based on the distribution percentage) of their EBITDA, excluding gains and losses on long-lived assets and other impairments. Adjusted EBITDA also considers the impact of certain significant items, such as unit-based compensation charges, gains or losses and impairments on long-lived assets, impairments of goodwill, third party costs incurred related to potential and completed acquisitions, certain environmental remediation costs, the change in fair value of commodity inventory-related derivative contracts, costs associated with the realignment and restructuring of our operations and corporate structure, and other transactions identified in a specific reporting period. For more information about Adjusted EBITDA along with a reconciliation of net income (loss) to Adjusted EBITDA, please see Item 7. Results of Operations in our Annual Report on Form 10-K as of December 31, 2022.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Messrs. Halpin, Moore, Dougherty, Lambert were NEOs for 2020, 2021 and 2022. Mr. Black was appointed to NEO status in August 2022. He does not factor into the Summary Compensation Table (SCT) for years 2020 and 2021, but equity compensation values from 2020, 2021 and 2022 were included in the average CAP for
Non-PEO
	NEOs.
Peer Group Issuers, Footnote [Text Block]	Peer Group TSR is calculated on the value of an initial, fixed investment on January 1, 2020 of $100 in the common units of a group of our peer companies during 2020, 2021 and 2022 weighted based on their relative market capitalization during that period. TSR is calculated on a cumulative basis at the end of each reporting year in the table, after considering distributions received by holders of their common units during each reporting year. Our peers for the 2020 year consisted of WMB, NGL, DCP, ENBL, ENLC, ETRN, GEL, MMP, MPLX, NS, SMLP, SRLP, TRGP and WES. Our peers for the 2021 year consisted of TRGP, DCP, ENLC, MPLX, SRLP, ENBL, MMP, GEL, WMB, WES, NS, ETRN and SMLP. Our peers for the 2022 year consisted of TRGP, DCP, ENLC, MPLX, AM, MMP, GEL, WMB, WES, NS, ETRN, NGL and SMLP.
PEO Total Compensation Amount	$ 7,040,833	$ 8,540,078	$ 6,966,286
PEO Actually Paid Compensation Amount	$ 6,797,345	15,312,180	1,380,580
Adjustment To PEO Compensation, Footnote [Text Block]

PEO — Pay Versus Performance Reconciled to Summary Compensation Table (SCT)
Year	SCT Total ($)	Equity Award Deductions from SCT Total ($)	Equity Award Adjustments at Year End* ($)	CAP Total ($)

2022	7,040,833	(5,287,994)	5,044,506	6,797,345

2021	8,540,078	(5,581,674)	12,353,776	15,312,180

2020	6,966,286	(4,783,070)	(802,636)	1,380,580

PEO — * Equity award adjustment reconciliation
Year	Year-end Fair Value of Unvested Awards Granted During Year ($)	Year-over-year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year-over-year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)

2022	4,839,185	22,883	182,438	5,044,506

2021	7,314,943	4,985,057	53,776	12,353,776

2020	3,048,755	(3,510,348)	(341,043)	(802,636)

Non-PEO NEO Average Total Compensation Amount	$ 2,487,914	3,023,159	2,792,688
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,378,416	4,425,602	830,408
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Non-PEO NEOs — Pay Versus Performance Reconciled to Summary Compensation Table (SCT)
Year	SCT Total ($)	Equity Award Deductions from SCT Total ($)	Equity Award Adjustments at Year End* ($)	CAP Total ($)

2022	2,487,914	(1,582,524)	1,473,026	2,378,416

2021	3,023,159	(1,710,545)	3,112,988	4,425,602

2020	2,792,688	(1,791,227)	(171,053)	830,408

Non- PEO NEOs — * Equity Award Adjustment Reconciliation
Year	Year-end Fair Value of Unvested Awards Granted During Year ($)	Year-over-year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Year-over-year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Total Equity Award Adjustments ($)

2022	1,456,571	(39,817)	56,272	1,473,026

2021	1,966,886	1,119,861	26,241	3,112,988

2020	1,060,546	(1,168,873)	(62,726)	(171,053)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Tabular List of Most Important Performance Measures used to Link CAP to NEOs for the Most Recently Completed Fiscal Year to Company Performance

Count (1)	Measure (2)	Category

1	Consolidated Adjusted EBITDA	Financial

2	Consolidated Distributable Cash Flow Per Unit	Financial

3	Return on Capital Invested	Financial

4	Total Unitholder Return (TSR)	Financial

5	Safety	Non-Financial

6	Sustainability	Non-Financial

(1)	Counts are provided for quantitative purposes only and do not imply or infer any ranking of one measure over the other.

(2)	Safety and Sustainability are separate measures comprised of weighted subsets. See Annual Incentive Awards for constituent parts to these measures.

Total Shareholder Return Amount	$ 115.51	110.5	69.7
Peer Group Total Shareholder Return Amount	188.53	127.84	84
Net Income (Loss)	$ 72,500,000	$ (37,400,000)	$ (15,300,000)
Company Selected Measure Amount	762,100,000	600,100,000	580,300,000
PEO Name	Mr. Phillips
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Consolidated Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Consolidated Distributable Cash Flow Per Unit
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Capital Invested
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Total Unitholder Return (TSR)
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Safety
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Sustainability
PEO [Member] | Deduct: Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,287,994)	$ (5,581,674)	$ (4,783,070)
PEO [Member] | Add: Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,044,506	12,353,776	(802,636)
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,839,185	7,314,943	3,048,755
PEO [Member] | Year over year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	22,883	4,985,057	(3,510,348)
PEO [Member] | Year over year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	182,438	53,776	(341,043)
Non-PEO NEO [Member] | Deduct: Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,582,524)	(1,710,545)	(1,791,227)
Non-PEO NEO [Member] | Add: Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,473,026	3,112,988	(171,053)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,456,571	1,966,886	1,060,546
Non-PEO NEO [Member] | Year over year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(39,817)	1,119,861	(1,168,873)
Non-PEO NEO [Member] | Year over year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 56,272	$ 26,241	$ (62,726)